Operating segments	12 Months Ended
Dec. 31, 2022
Operating segments.
Operating segments
7.	Operating segments

The Chief executive officer (CEO) of the Group is considered as the chief operating decision maker of the Group (CODM). In reviewing the operational performance of the Group and allocating resources, the CODM reviews selected items of each segment’s consolidated statement of comprehensive income.

In determining that the CODM was the CEO, the Group considered their responsibilities as well as the following factors:

-	The CEO determines compensation of other executive officers while the Group’s board of directors approves corporate key performance indicators (KPIs) and total bonus pool for those executive officers. In case of underperformance of corporate KPIs a right to make a final decision on bonus pool distribution is left with the Board of directors (BOD);
-	The CEO is actively involved in the operations of the Group and regularly chairs meetings on key projects of the Group; and
-	The CEO regularly reviews the financial and operational reports of the Group. These reports primarily include segment net revenue, segment profit before tax and segment net profit for the Group as well as certain operational data.

The financial data is presented on a combined basis for all key subsidiaries and associates representing the segment net revenue, segment profit before tax and segment net profit. The Group measures the performance of its operating segments by monitoring: segment net revenue, segment profit before tax and segment net profit. Segment net revenue is a measure of profitability defined as the segment revenues less segment direct costs. The Group does not monitor balances of assets and liabilities by segments as the CODM considers they have no impact on decision-making.

The Group has identified its operating segments based on the types of products and services the Group offers. The CODM reviews segment net revenue, segment profit before tax and segment net profit separately for Payment Services reportable segment. Payment Services (PS) is the operating segment that generates revenue through operations of the payment processing system offered to the Group’s customers through a diverse range of channels and interfaces.

For the purpose of management reporting, expenses related to corporate back-office operations were not allocated to any operating segment and are presented separately to the CODM. Results of other operating segments and corporate expenses are included in Corporate and Other (CO) category for the purpose of segment reporting.

Management reporting is different from IFRS, because it does not include certain IFRS adjustments, which are not analyzed by the CODM in assessing the operating performance of the business. The adjustments affect such major areas as share-based payments, offering expenses, the effect of disposal of subsidiaries and fair value adjustments, such as amortization and impairment, as well as non-recurring items that occur from time to time and are evaluated for adjustment as and when they occur. The tax effect of these adjustments is also excluded from management reporting.

7.	Operating segments (continued)

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2022, as presented to the CODM are presented below:

	2022
	PS	CO	Total
Segment net revenue	30,103	4,034	34,137
Segment profit/(loss) before tax	20,036	(1,527)	18,509
Segment net profit/(loss)	15,799	(1,803)	13,996

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2021, as presented to the CODM are presented below:

	2021
	PS	CO	Total
Segment net revenue	21,100	2,013	23,113
Segment profit/(loss) before tax	13,832	(1,120)	12,712
Segment net profit/(loss)	10,971	(1,377)	9,594

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2020, as presented to the CODM are presented below:

	2020
	PS	CO	Total
Segment net revenue	22,637	3,341	25,978
Segment profit/(loss) before tax	15,629	(2,434)	13,195
Segment net profit/(loss)	12,608	(2,304)	10,304

Segment net revenue, as presented to the CODM, for the years ended December 31, 2020, 2021 and 2022 is calculated by subtracting cost of revenue from revenue as presented in the table below:

	2020	2021	2022
Revenue from continuing operations under IFRS	40,622	41,135	51,502
Revenue from discontinued operations under IFRS	2,614	—	—
Cost of revenue from continuing operations	(16,494)	(18,022)	(17,365)
Cost of revenue from discontinuing operations	(764)	—	—
Total segment net revenue, as presented to CODM	25,978	23,113	34,137

A reconciliation of segment profit before tax as presented to the CODM to IFRS consolidated profit before tax of the Group, for the years ended December 31, 2020, 2021 and 2022 is presented below:

	2020	2021	2022
Consolidated profit before tax from continuing operations under IFRS	14,365	20,616	18,184
Consolidated loss before tax from discontinued operations under IFRS	(2,509)	—	—
Gain on disposal of an associate	—	(8,177)	—
Fair value adjustments recorded on business combinations and their amortization	337	241	219
Impairment of non-current assets	134	24	47
Share-based payments	43	8	59
Offering expenses	71	—	—
Loss on forward contract to sell Sovest loans’ portfolio	712	—	—
Loss on disposal of subsidiary	42	—	—
Total segment profit before tax, as presented to CODM	13,195	12,712	18,509

7.	Operating segments (continued)

A reconciliation of segment net profit as presented to the CODM to IFRS consolidated net profit of the Group, for the years ended December 31, 2020, 2021 and 2022 is presented below:

	2020	2021	2022
Consolidated net profit from continuing operations under IFRS	11,246	17,536	13,755
Consolidated net loss from discontinued operations under IFRS	(2,308)	—	—
Gain on disposal of an associate	—	(8,177)	—
Fair value adjustments recorded on business combinations and their amortization	337	241	219
Impairment of non-current assets	134	24	47
Share-based payments	43	8	59
Offering expenses	71	—	—
Loss on forward contract to sell Sovest loans’ portfolio	712	—	—
Loss on disposal of subsidiary	42	—	—
Effect from taxation of the above items	27	(38)	(84)
Total segment net profit, as presented to CODM	10,304	9,594	13,996

Geographic information

Revenues from external customers are presented below:

	2020	2021	2022
Russia	33,283	36,988	45,826
Other CIS	1,746	2,313	3,179
EU	2,748	508	1,002
Other	5,459	1,326	1,495
Total revenue from continuing and discontinued operations	43,236	41,135	51,502

Revenue is recognized according to merchants’ or consumers’ geographic place. The majority of the Group’s non-current assets are located in Russia.

The Group does not have any single external customer amounting to 10% or greater of the Group’s revenue for the year ended December 31, 2022 (The Group had only one external customer where revenue exceeded 10% of the Group’s total 16.3% for the year ended December 31, 2021, 13% for the year ended December 31, 2020. This revenue was generated within the PS segment).

Disaggregated revenue information

Disagregation of revenues from contracts with customers, including those from discontinued operations are presented below:

	2022
	PS	CO	Total
Payment processing fees	37,689	—	37,689
Cash and settlement service fees	1,299	79	1,378
Platform and marketing services related fees	119	1,936	2,055
Fees for guarantees issued	17	1,506	1,523
Other revenue	374	33	407
Total revenue from contracts with customers	39,498	3,554	43,052

7.	Operating segments (continued)

	2021
	PS	CO	Total
Payment processing fees	33,397	—	33,397
Cash and settlement service fees	114	386	500
Platform and marketing services related fees	145	813	958
Fees for guarantees issued	20	703	723
Other revenue	322	11	333
Total revenue from contracts with customers	33,998	1,913	35,911

	2020
	PS	CO	Total
Payment processing fees	34,326	—	34,326
Cash and settlement service fees	80	1,246	1,326
Installment cards related fees	—	827	827
Platform and marketing services related fees	133	676	809
Fees for guarantees issued	23	417	440
Other revenue	168	129	297
Total revenue from contracts with customers	34,730	3,295	38,025